Derivative Instruments - Schedule of derivative instruments designated as hedges of the net investment in a foreign operation (Details) - Derivatives designated as hedging instruments - USD ($)
$ in Thousands
	3 Months Ended				12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015		Dec. 31, 2015		Dec. 31, 2014
Derivative [Line Items]
Weighted average of U.S. dollar equivalent of foreign denominated net assets	$ 2,234,748		$ 628,941		$ 1,769,106		$ 2,384,508
Derivative gains (losses)	$ (11,515)	[1]	$ 66,770	[1]	$ 106,876	[2]	$ 120,643	[2]

[1]	Derivative gains (losses) from derivative instruments designated as hedges of the net investment in a foreign operation are recorded in the cumulative translation adjustment account within AOCI for each period.
[2]	Derivative gains (losses) from derivative instruments designated as hedges of the net investment in a foreign operation are recorded in the cumulative translation adjustment account within AOCI for each period.